Net Loss and Unaudited Pro Forma Net Loss Per Share Attributable to Common Shareholders -Summary of unaudited pro forma basic and diluted net loss per share attributable to common shareholders (Detail) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share, Basic and Diluted [Abstract]
Pro forma net loss attributable to common shareholders, basic and diluted	$ (13,950)	$ (8,296)	$ (48,959)	$ (33,178)	$ (46,345)	$ (42,696)
Weighted-average shares used in computing net loss per share attributable to common shareholders, basic and diluted	124,285,686	12,620,010	50,552,389	12,430,535	12,629,778	12,196,998
Weighted-average shares of common stock issued upon assumed conversion of convertible preferred stock in an initial public offering					92,783,867
Weighted-average shares of common stock issued upon assumed conversion of a common stock warrant in an initial public offering					20,000
Weighted-average shares used in computing pro forma net loss per share attributable to common shareholders, basic and diluted					105,433,645
Pro forma net loss per share attributable to common shareholders, basic and diluted					$ (0.44)